Investment in Cauchari-Olaroz Project (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Summary of Loans to Joint Operation

The Company has entered into the following loan agreements with Minera Exar and Exar Capital to fund construction of the Cauchari-Olaroz project. Changes on the loans’ balances are summarized below:

$
Loans to Minera Exar and Exar Capital, as at December 31, 2018	12,609
Accrued interest	3,791
Loans by the Company to Exar Capital	66,250
Initial difference between the face value and the fair value of loans to Exar Capital	(37,423)
Repayment of loan to Minera Exar and accumulated interest thereon	(8,778)
Loans from the Company to Exar Capital prior to the 2019 Project Investment	36,449
Elimination of loans as a result of Joint Operation accounting	(21,731)
Share of loans from Exar Capital to Minera Exar	23,241
Loans to Joint Operation, as at December 31, 2019	37,959
Loans by the Company to Exar Capital	14,500
Initial difference between the face value and the fair value of loans to Exar Capital	(7,746)
Elimination of loans as a result of Joint Operation accounting	(3,377)
Accrued interest	3,337
Loans to Minera Exar and Exar Capital prior to the 2020 Cauchari Transaction	44,673
Loans by the Company to Exar Capital after the 2020 Cauchari Transaction	14,700
Initial difference between the face value and the fair value of loans to Exar Capital	(7,265)
Reversal of elimination of loans as a result of the 2020 Cauchari Transaction	28,132
Derecognition of share of loans from Exar Capital to Minera Exar as a result of the 2020 Cauchari Transaction	(26,368)
Repayment of loans as a result of the 2020 Cauchari Transaction	(40,000)
Gain on early repayment of the $40,000 loans	19,608
Accrued interest	1,082
Loans from the Company to Exar Capital, as at December 31, 2020	34,562

Schedule of Gain on 2020 Cauchari Transaction

Upon closing of the 2020 Cauchari Transaction, the Company recognized a $288 gain which was calculated as follows:

$
Company’s 49% share of the $16,327 increase in Minera Exar’s share capital	8,000
Company’s 49% share of the $689 increase in Exar Capital’s share capital	338
Gain on early repayment of the $40,000 loans	19,608
Reversal of the effect of discounting of the $40,000 loans	(9,608)
Carrying values of the Company’s diluted share of Investment in Minera Exar and Exar Capital	(18,050)
Gain on the 2020 Cauchari Transaction	288

Schedule of Investment in Cauchari-Olaroz Project

Upon closing of the 2020 Cauchari Transaction, the Company accounts for its investments in Cauchari-Olaroz project using the equity method. As a matter of accounting policy, consistently applied with previous transactions, the Company recorded its retained interest in Minera Exar and Exar Capital at cost on transition to the equity method.

	Minera Exar S.A.	Exar Capital B.V.	Total
	$	$	$
Recognition of Investment in Cauchari-Olaroz project	119,537	2,287	121,824
Contribution to Investment in Cauchari-Olaroz project	853	7,265	8,118
Share of income of Cauchari-Olaroz project	2,113	4,200	6,313
Elimination of unrealized gain on intercompany transactions	-	(4,861)	(4,861)
Investment in Cauchari-Olaroz project, as at December 31, 2020	122,503	8,891	131,394

Schedule of Reconciliation of Summarized Financial Information to Carrying Value

Reconciliation of Summarized Financial Information to Carrying Value:

	Minera Exar S.A.	Exar Capital B.V.
	$	$
Net assets, December 31, 2020	227,631	43,927
Company’s share of net assets (49%)	111,539	21,524
Interest capitalized while proportionally consolidated	7,240	-
Elimination of unrealized gain on intercompany transactions and other, cumulative	-	(19,898)
Joint Venture expenditures incurred by the Company net of eliminations	3,724	-
Difference between the face value and the fair value of loans to Exar Capital B.V.	-	7,265
Carrying value	122,503	8,891

Minera Exar S.A.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following amounts represent the amounts presented in the financial statements of Minera Exar. They have been amended to reflect modifications for differences in accounting policies.

December 31, 2020
$
Current assets
Cash and cash equivalents	752
Other current assets	7,397
Total current assets	8,149
Non-current assets	512,990
Current liabilities	(20,458)
Non-current liabilities	(273,050)
Net assets	227,631

December 31, 2020
$
Other expenses	(1,893)
Deferred tax recovery	4,342
Net income	2,449

Exar Capital B.V.
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Schedule of Amounts Presented in Financial Statements of Joint Venture

The following amounts represent the amounts presented in the financial statements of Exar Capital B.V.

December 31, 2020
$
Current assets
Cash and cash equivalents	10,769
Other current assets	3,126
Total current assets	13,895
Non-current assets – loans granted to Minera Exar S.A.	267,222
Current liabilities – loans from Lithium Americas and Ganfeng	(230,906)
Other current liabilities	(1,000)
Other non-current liabilities	(5,284)
Net assets	43,927

Loans from Lithium Americas and Ganfeng are presented as current liabilities in Exar Capital B.V. In accordance with the terms of the loan agreements, the loans can be called at any time by unanimous agreement of Lithium Americas and Ganfeng.

Summarized statement of loss from operations	December 31, 2020
$
Interest income on loans from Minera Exar S.A.	26,258
Withholding tax expense	(2,973)
General and administrative expenses	(457)
Net income	22,828